Reconciliation of federal statutory income tax rate to effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal statutory income tax rate	35.00%		35.00%		35.00%
State income taxes, net of federal tax benefit	1.20%	[1]	2.50%	[1]	3.30%	[1]
Non-deductible penalties					2.70%	[2]
Other	(0.20%)		0.40%		0.70%
Effective income tax rate	36.00%		37.90%		41.70%

[1]	Includes the impact of a non-recurring state tax benefit of $20 million recorded in the third quarter of 2012.
[2]	Includes the impact of regulatory settlements relating to the Schwab YieldPlus Fund in 2010.